Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (92,300)	$ (12,640)	¥ (255,783)	¥ (456,808)
Net cash used in investing activities	(4,412)	(604)	(9,300)	(7,463)
Net cash (used in) generated from financing activities	(72)	(10)	(48,832)	(86,239)
Effect of exchange rate changes	3,691	506	3,863	36,666
Net increase (decrease) in cash, cash equivalents and restricted cash	(93,054)	(12,748)	(310,052)	(513,844)
Cash, cash equivalents and restricted cash at the beginning of year	615,216	84,284	925,268	1,439,112
Cash, cash equivalents and restricted cash at the end of year	522,162	71,536	615,216	925,268
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(7,833)	(1,074)	(19,253)	(19,357)
Net cash used in investing activities	(5,840)	(799)	(41,305)	125,576
Net cash (used in) generated from financing activities	8,902	1,220	0	(66,850)
Effect of exchange rate changes	90	12	813	1,508
Net increase (decrease) in cash, cash equivalents and restricted cash	(4,681)	(641)	(59,745)	40,877
Cash, cash equivalents and restricted cash at the beginning of year	14,233	1,950	73,978	33,101
Cash, cash equivalents and restricted cash at the end of year	¥ 9,552	$ 1,309	¥ 14,233	¥ 73,978